Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Schedule of Relative Size of Plan Obligation and Assets
a)	Relative size of plan obligations and assets

	Pension plans			Other benefit plans
	Canada
For the year ended October 31, 2018	SPP	Other	International	Canada	International
Percentage of total benefit obligations	70%	14%	16%	58%	42%
Percentage of total plan assets	72%	9%	19%	16%	84%
Percentage of total benefit expense(1)	82%	16%	2%	39%	61%

	Pension plans			Other benefit plans
	Canada
For the year ended October 31, 2017	SPP	Other	International	Canada	International
Percentage of total benefit obligations	74%	11%	15%	63%	37%
Percentage of total plan assets	76%	6%	18%	18%	82%
Percentage of total benefit expense(1)	80%	16%	4%	51%	49%
(1)	Excludes non-routine benefit expense items such as past service costs, curtailment charges and settlement charges.

Summary of Cash Contributions and Payments made by Bank to Principal Plans

The table below shows the cash contributions and payments made by the Bank to its principal plans in 2018, and the two prior years.

Contributions to the principal plans for the year ended October 31 ($ millions)	2018	2017	2016
Defined benefit pension plans (cash contributions to fund the plans, including paying beneficiaries under the unfunded pension arrangements)
SPP (excluding DC provision)	$238	$286	$187
All other plans	78	185	77
Other benefit plans (cash contributions mainly in the form of benefit payments to beneficiaries)	61	51	45
Defined contribution pension plans (cash contributions)	41	35	31
Total contributions(1)	$418	$557	$340
(1)

Based on preliminary estimates, the Bank expects to make contributions of $238 to the SPP (excluding the DC provision), $51 to all other defined benefit pension plans, $65 to other benefit plans and $63 to all other defined contribution plans for the year ending October 31, 2019.

Summary of Excess (deficit) of Fair Value of Assets Over Benefit Obligation for wholly Unfunded Plans and Wholly or Partly Funded Plans

	Pension plans			Other benefit plans
As at October 31 ($ millions)	2018	2017	2016	2018	2017	2016
Benefit obligation
Benefit obligation of plans that are wholly unfunded	$400	$418	$408	$1,101	$1,324	$1,310
Benefit obligation of plans that are wholly or partly funded	7,868	8,424	8,731	273	334	372

Funded status
Benefit obligation of plans that are wholly or partly funded	$7,868	$8,424	$8,731	$273	$334	$372
Fair value of assets	8,037	8,329	7,770	240	266	284
Excess (deficit) of fair value of assets over benefit obligation of wholly or partly funded plans	$169	$(95)	$(961)	$(33)	$(68)	$(88)
Benefit obligation of plans that are wholly unfunded	400	418	408	1,101	1,324	1,310
Excess (deficit) of fair value of assets over total benefit obligation	$(231)	$(513)	$(1,369)	$(1,134)	$(1,392)	$(1,398)
Effect of asset limitation and minimum funding requirement	(2)	(39)	(60)	–	–	–
Net asset (liability) at end of year	$(233)	$(552)	$(1,429)	$(1,134)	$(1,392)	$(1,398)

Summary of Financial Information related to Principal Plans

The following tables present financial information related to the Bank’s principal plans.

	Pension plans			Other benefit plans
For the year ended October 31 ($ millions)	2018	2017	2016	2018		2017	2016
Change in benefit obligation
Benefit obligation at beginning of year	$8,842	$9,139	$8,113	$1,658		$1,682	$1,639
Current service cost	334	330	284	30		39	39
Interest cost on benefit obligation	309	297	314	70		72	77
Employee contributions	22	24	24	–		–	–
Benefits paid	(1,012)	(724)	(593)	(90)		(76)	(71)
Actuarial loss (gain)	(495)	(46)	1,119	(96)		(36)	95
Past service cost	5	–	(16)	(196	)(2)	4	(77)
Business acquisition	264	–	–	6		1	9
Settlements	(2)	(157)	–	–		–	–
Foreign exchange	1	(21)	(106)	(8)		(28)	(29)
Benefit obligation at end of year	$8,268	$8,842	$9,139	$1,374		$1,658	$1,682

Change in fair value of assets
Fair value of assets at beginning of year	8,329	7,770	7,615	266		284	307
Interest income on fair value of assets	305	273	310	20		19	22
Return on plan assets in excess of (less than) interest income on fair value of assets	(166)	700	275	(11)		1	5
Employer contributions	316	471	264	61		51	45
Employee contributions	22	24	24	–		–	–
Benefits paid	(1,012)	(724)	(593)	(90)		(76)	(71)
Administrative expenses	(14)	(13)	(12)	–		–	–
Business acquisition	251	–	–	–		–	2
Settlements	(2)	(157)	–	–		(1)	–
Foreign exchange	8	(15)	(113)	(6)		(12)	(26)
Fair value of assets at end of year	$8,037	$8,329	$7,770	$240		$266	$284

Funded status
Excess (deficit) of fair value of assets over benefit obligation at end of year	(231)	(513)	(1,369)	(1,134)		(1,392)	(1,398)
Effect of asset limitation and minimum funding requirement(1)	(2)	(39)	(60)	–		–	–
Net asset (liability) at end of year	$(233)	$(552)	$(1,429)	$(1,134)		$(1,392)	$(1,398)
Recorded in:
Other assets in the Bank’s Consolidated Statement of Financial Position	360	256	184	–		1	–
Other liabilities in the Bank’s Consolidated Statement of Financial Position	(593)	(808)	(1,613)	(1,134)		(1,393)	(1,398)
Net asset (liability) at end of year	$(233)	$(552)	$(1,429)	$(1,134)		$(1,392)	$(1,398)

Annual benefit expense
Current service cost	334	330	284	30		39	39
Net interest expense (income)	7	29	9	50		53	55
Administrative expenses	12	11	13	–		–	–
Past service costs	5	–	(16)	(196	)(2)	4	(77)
Amount of settlement (gain) loss recognized	–	–	–	–		–	–
Remeasurement of other long-term benefits	–	–	–	(10)		(3)	(20)
Benefit expense (income) recorded in the Consolidated Statement of Income	$358	$370	$290	$(126)		$93	$(3)
Defined contribution benefit expense	$41	$35	$31	$–		$–	$–

Remeasurements
(Return) on plan assets in excess of interest income on fair value of assets	166	(700)	(275)	11		1	(3)
Actuarial loss (gain) on benefit obligation	(495)	(46)	1,119	(86)		(35)	113
Change in the asset limitation	(40)	(25)	18	–		–	–
Remeasurements recorded in OCI	$(369)	$(771)	$862	$(75)		$(34)	$110

Total benefit cost	$30	$(366)	$1,183	$(201)		$59	$107

Additional details on actual return on assets and actuarial (gains) and losses
Actual return on assets (net of administrative expenses)	$125	$960	$573	$9		$20	$27
Actuarial (gains) and losses from changes in demographic assumptions	(148)	(6)	9	(23)		–	(5)
Actuarial (gains) and losses from changes in financial assumptions	(548)	(71)	1,116	(92)		(13)	133
Actuarial (gains) and losses from changes in experience	201	31	(6)	19		(23)	(33)

Additional details on fair value of pension plan assets invested
In Scotiabank securities (stock, bonds)	377	457	410	3		4	–
In property occupied by Scotiabank	4	4	5	–		–	–

Change in asset ceiling/onerous liability
Asset ceiling /onerous liability at end of prior year	39	60	41	–		–	–
Interest expense	3	5	5	–		–	–
Remeasurements	(40)	(25)	18	–		–	–
Foreign exchange	–	(1)	(4)	–		–	–
Asset ceiling /onerous liability at end of year	$2	$39	$60	$–		$–	$–

(1)	The recognized asset is limited by the present value of economic benefits available from a reduction in future contributions to a plan and from the ability to pay plan expenses from the fund.
(2)	The past service cost for other benefit plans includes a decrease of $203 million in the first quarter of fiscal 2018, related to modifications to the Bank’s postretirement benefits plan.

Summary of Disaggregation of Defined Benefit Obligation

	Pension plans			Other benefit plans
For the year ended October 31	2018	2017	2016	2018	2017	2016
Disaggregation of the benefit obligation (%)
Canada
Active members	57%	58%	60%	9%	29%	33%
Inactive and retired members	43%	42%	40%	91%	71%	67%
Total	100%	100%	100%	100%	100%	100%
Mexico
Active members	26%	27%	29%	54%	55%	57%
Inactive and retired members	74%	73%	71%	46%	45%	43%
Total	100%	100%	100%	100%	100%	100%
United States
Active members	45%	48%	33%	34%	35%	38%
Inactive and retired members	55%	52%	67%	66%	65%	62%
Total	100%	100%	100%	100%	100%	100%

Summary of Key Weighted-Average Assumptions used by Bank for Measurement of Benefit Obligation and Benefit Expense for All of Bank's Principal Plans

The key weighted-average assumptions used by the Bank for the measurement of the benefit obligation and benefit expense for all of the Bank’s principal plans are summarized as follows:

	Pension plans			Other benefit plans
For the year ended October 31	2018	2017	2016	2018	2017	2016
Benefit obligation at end of year
Discount rate – all plans	4.35%	3.90%	3.86%	5.54%	4.86%	4.74%
Discount rate – Canadian plans only	4.10%	3.60%	3.60%	3.96%	3.53%	3.42%
Rate of increase in future compensation(1)	2.80%	2.76%	2.72%	3.83%	4.07%	4.09%
Benefit expense (income) for the year
Discount rate – All plans
Discount rate for defined benefit obligations	3.90%	3.86%	4.64%	4.86%	4.74%	5.33%
Discount rate for net interest cost	3.55%	3.33%	4.03%	4.60%	4.42%	4.91%
Discount rate for service cost	4.04%	4.01%	4.83%	5.11%	5.09%	5.62%
Discount rate for interest on service cost	3.77%	3.64%	4.31%	5.04%	4.94%	5.56%
Discount rate – Canadian plans only
Discount rate for defined benefit obligations	3.60%	3.60%	4.40%	3.53%	3.42%	4.27%
Discount rate for net interest cost	3.20%	3.00%	3.70%	3.18%	2.98%	3.67%
Discount rate for service cost	3.70%	3.70%	4.60%	3.76%	3.75%	4.54%
Discount rate for interest on service cost	3.40%	3.30%	4.00%	3.66%	3.56%	4.44%
Rate of increase in future compensation(1)	2.76%	2.72%	2.75%	4.07%	4.09%	4.41%
Health care cost trend rates at end of year
Initial rate	n/a	n/a	n/a	5.81%	5.99%	6.12%
Ultimate rate	n/a	n/a	n/a	4.66%	4.93%	4.93%
Year ultimate rate reached	n/a	n/a	n/a	2040	2030	2030
Assumed life expectancy in Canada (years)
Life expectancy at 65 for current pensioners – male	23.3	23.2	23.2	23.3	23.2	23.2
Life expectancy at 65 for current pensioners – female	24.4	24.4	24.3	24.4	24.4	24.3
Life expectancy at 65, for future pensioners currently aged 45 – male	24.3	24.2	24.2	24.3	24.2	24.2
Life expectancy at 65, for future pensioners currently aged 45 – female	25.3	25.3	25.3	25.3	25.3	25.3
Assumed life expectancy in Mexico (years)
Life expectancy at 65 for current pensioners – male	21.3	21.3	21.3	21.3	21.3	21.3
Life expectancy at 65 for current pensioners – female	23.8	23.8	23.8	23.8	23.8	23.8
Life expectancy at 65, for future pensioners currently aged 45 – male	21.7	21.7	21.7	21.7	21.7	21.7
Life expectancy at 65, for future pensioners currently aged 45 – female	24.0	24.0	24.0	24.0	24.0	24.0
Assumed life expectancy in United States (years)
Life expectancy at 65 for current pensioners – male	22.7	22.7	23.0	22.7	22.7	23.0
Life expectancy at 65 for current pensioners – female	24.4	24.4	24.7	24.4	24.4	24.7
Life expectancy at 65, for future pensioners currently aged 45 – male	24.3	24.3	23.7	24.3	24.3	23.7
Life expectancy at 65, for future pensioners currently aged 45 – female	25.9	25.9	25.6	25.9	25.9	25.6

(1)

The weighted-average rates of increase in future compensation shown for other benefit plans do not include Canadian flexible post-retirement benefits plans established in fiscal 2005, as they are not impacted by future compensation increases.

Summary of Sensitivity Analysis of Key Assumptions

	Pension plans		Other benefit plans
For the year ended October 31, 2018 ($ millions)	Benefit obligation	Benefit expense	Benefit obligation	Benefit expense
Impact of the following changes:
1% decrease in discount rate	$1,383	$122	$189	$13
0.25% increase in rate of increase in future compensation	78	9	1	–
1% increase in health care cost trend rate	n/a	n/a	132	16
1% decrease in health care cost trend rate	n/a	n/a	(106)	(12)
1 year increase in Canadian life expectancy	151	10	20	1
1 year increase in Mexican life expectancy	2	–	2	–
1 year increase in the United States life expectancy	4	–	4	–

Summary of weighted-average actual and target asset allocations

The tables below shows the weighted-average actual and target asset allocations for the Bank’s principal plans at October 31, by asset category.

	Pension plans			Other benefit plans
Asset category %	Actual 2018	Actual 2017	Actual 2016	Actual 2018	Actual 2017	Actual 2016
Cash and cash equivalents	4%	2%	2%	1%	1%	2%

Equity investments
Quoted in an active market	36%	43%	44%	42%	46%	45%
Non quoted	12%	16%	16%	2%	–%	–%
	48%	59%	60%	44%	46%	45%
Fixed income investments
Quoted in an active market	9%	5%	4%	34%	32%	29%
Non quoted	29%	26%	27%	21%	21%	24%
	38%	31%	31%	55%	53%	53%
Property
Quoted in an active market	–%	–%	–%	–%	–%	–%
Non quoted	1%	–%	–%	–%	–%	–%
	1%	–%	–%	–%	–%	–%

Other
Quoted in an active market	–%	–%	1%	–%	–%	–%
Non quoted	9%	8%	6%	–%	–%	–%
	9%	8%	7%	–%	–%	–%
Total	100%	100%	100%	100%	100%	100%

Target asset allocation at October 31, 2018 Asset category %	Pension plans	Other benefit plans
Cash and cash equivalents	–%	2%
Equity investments	48%	45%
Fixed income investments	42%	53%
Property	2%	–%
Other	8%	–%
Total	100%	100%